2024 Public Offering	12 Months Ended
Dec. 31, 2024
2024 Public Offering [Abstract]
2024 Public Offering

6. 2024 Public Offering

On February 5, 2024, the Company closed a public offering of 8,029 shares of its common stock, 77,282 pre-funded warrants to purchase shares of common stock with an exercise price of $0.0016 which did not have an expiration date (the “Class D Pre-Funded Warrants”) and 2,730,000 warrants to purchase up to 170,628 shares of common stock with an exercise price of $72.48 which expire on February 5, 2029 (the “Class D Common Stock Warrants”) at a combined offering price of $72.48 per share of common stock and two Class D Common Stock Warrants, or $72.4784 per Class C Pre-Funded Warrant and two Class D Common Stock Warrants (the “February 2024 Public Offering”). Net cash proceeds to the Company from the offering were $5.4 million and issuance costs were $0.8 million.

Roth was engaged by the Company to act as its exclusive placement agent for the February 2024 Public Offering. The Company paid Roth a cash fee equal to 8.0% of the gross proceeds received by the Company in the public offering, totaling $0.5 million of issuance costs.

The shares of common stock underlying the Class D Pre-Funded Warrants and the shares of common stock underlying the Class D Common Stock Warrants were registered with the SEC on Form S-1 (File No. 333-276232) and was declared effective by the SEC on January 31, 2024.

Between February 5, 2024 and February 13, 2024, the Company has received notices of cash exercise for the Class D Pre-Funded Warrants issued in connection with the February 2024 Public Offering for 77,282 shares of common stock at a total purchase price of $123.65. As of December 31, 2024, there were no Class D Pre-Funded Warrants outstanding.

On August 22, 2024, the Company issued 6,312 shares of common stock in connection with a notice of cash exercise for the Class D Common Stock Warrants issued in connection with the February 2024 Public Offering with a total purchase price of $241,390.

Using the Black-Scholes option pricing model, the Class D Common Stock Warrants were valued in the aggregate at $6.3 million and was included in the issuance costs of the February 2024 Public Offering and treated as equity (see Note 10).

As part of the Class D Warrant Inducement (defined below) the Company issued common stock to a third party consultant on June 11, 2024, as a result the exercise price of the Class D Common Stock Warrants were reset from $72.48 to $38.24. Additionally, on August 22, 2024, the exercise price of the Class D Common Stock Warrants was reset from $38.24 to $16.00.

As part of the 2025 Reverse Stock Split on January 28, 2025, the exercise price of the Class D Common Stock Warrants was reset from $16.00 to $3.7596.

Class D Warrant Inducement

On June 11, 2024, the Company issued 653 shares of common stock to a third party consultant in order to induce the holders of the Class D Common Stock Warrants, as a result the exercise price of the Class D Common Stock Warrants were reduced from $72.48 to $38.24. Further, on August 21, 2024, the Company entered into warrant exercise inducement offer letters with certain holders (the “Class D Holders”) of 2,548,060 existing Class D Common Stock Warrants exercisable for an aggregate of 159,249 shares of its common stock (collectively, the “Class D Common Stock Existing Warrants”), to exercise their warrants at a reduced exercise price of $20.00 per share, in exchange for the Company’s agreement to issue new warrants for $2.00 (the “Class E Common Stock Warrants) as described below. The aggregate net proceeds from the exercise of the Class D Common Stock Existing Warrants and the payment of the Class E Common Stock Warrants, as described below, was $3.5 million. The reduction of the exercise price of the Class D Common Stock Existing Warrants and the issuance of the Class E Common Stock Warrants (the “Class D Warrant Inducement”) was structured as an at-market transaction under Nasdaq rules.

In consideration for the immediate exercise of the Class D Common Stock Existing Warrants for cash and the payment of $2.00 per Class E Common Stock Warrants, the exercising holders received two Class E Common Stock Warrants for each Class D Common Stock Existing Warrant in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”). The Class E Common Stock Warrants are exercisable for a period of five years into an aggregate of up to 318,509 shares of common stock at an exercise price of $16.00 per share.

In connection with the Class D Warrant Inducement, the Company entered into a financial advisory services agreement, dated August 21, 2024, with Roth, pursuant to which the Company agreed to pay Roth a cash fee of $267,546 for its services, in addition to reimbursement for certain expenses.

The shares of common stock issued from the exercise of the Class D Common Stock Existing Warrants were registered pursuant to a registration statement on Form S-1, as amended (File No. 333-276232), which was declared effective by the SEC on January 31, 2024.

The Class E Common Stock Warrants offered in the private placement were not registered under the Securities Act or applicable state securities laws as of the issuance date, however, as part of the transaction, the Company filed a resale registration statement on Form S-3 with the SEC on September 03, 2024, which was declared effective on September 12, 2024.

The Class D Holders collectively exercised an aggregate of 2,548,060 Class D Common Stock Existing Warrants for 159,249 shares of its common stock. The Class D Warrant Inducement closed on August 22, 2024 with the Company receiving net cash proceeds of approximately $3.5 million consisting of gross cash proceeds of $3.8 million, less cash equity issuance costs of approximately $0.3 million. Note that while all Class D Common Stock Existing Warrants were exercised upon the closing of the Class D Warrant Inducement, certain shares were held in abeyance until September 20, 2024, due to the Class D holders’ exercise limitations. As of December 31, 2024, all underlying shares were issued and there were no shares held in abeyance as of the end of the reporting period that need to be considered.

The lowering of the exercise price of the Class D Common Stock Existing Warrants is considered a warrant modification under the guidance of ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”). In addition, the warrant modification is consistent with the equity issuance classification under that guidance as the reason for the warrant modification was to induce the Class D Holders of the Class D Common Stock Existing Warrants to a cash exercise. As pursuant to the guidance of ASC 480 and ASC 815 the Class D Common Stock Existing Warrants were classified as equity instruments before and after the warrant modification. The Company recognized the effect of the warrant modification of approximately $0.9 million as a non-cash equity issuance cost netted against the additional paid-in capital recognized from the associated warrant exercises. The amount of the non-cash equity issuance cost recognized for the warrant modification used the Black-Scholes option pricing model to determine the incremental fair value of the modified Class D Common Stock Existing Warrants immediately before and after the warrant modification (see Note 10).

Additionally, using the Black-Scholes option pricing model, the Class E Common Stock Warrants issued in connection with the Class D Warrant Inducement are treated as equity and the Company recognized approximately $4.9 million as a non-cash equity issuance cost netted against the additional paid-in capital (see Note 10).

Total cash and non-cash equity issuance costs recognized in the Class D Common Stock Existing Warrants modification and the issuance of the Class E Common Stock Warrants of $5.5 million include cash equity issuance costs of $0.3 million and non-cash equity issuance costs of approximately $5.2 million.

As of December 31, 2024, there are 80,940 Class D Common Stock Warrants outstanding to purchase 5,060 shares of common stock that were not included in the Class D Warrant Inducement.

Class E Warrant Inducement

On December 3, 2024, the Company entered into warrant exercise inducement offer letters (the “December 2024 Inducement Letters”) with the holders of the Class E Common Stock Warrants (the “Class E Holders”) for 4,064,040 existing Class E Common Stock Warrants exercisable for an aggregate of 254,002 shares of common stock (the “Class E Common Stock Existing Warrants”), to exercise their warrants at an exercise price of $16.00 per share, in exchange for the Company’s agreement to issue 4,064,040 Class F Common Stock Warrants for 254,002 shares of its common stock (the “Class F Common Stock Warrants”) and 6,096,060 Class G Common Stock Warrants for 381,004 shares of its common stock (the “Class G Common Stock Warrants”). The aggregate net proceeds from the exercise of the Class E Common Stock Existing Warrants, was $3.7 million.

In consideration for the immediate exercise of the Class E Common Stock Existing Warrants for cash, the exercising holders received one Class F Common Stock Warrants for each Class E Common Stock Existing Warrant and one and a half Class G Common Stock Warrants for each Class E Common Stock Existing Warrant in a private placement pursuant to Section 4(a)(2) of the Securities Act. The Class F Common Stock Warrants are exercisable for a period of two years as of the date that shareholder approval is obtained into an aggregate of up to 254,002 shares of common stock at an exercise price of $16.00 per share. The Class F Warrants have an alternative cashless exercise provision that allows the holder thereof to receive two shares of common stock without payment of the exercise price. The Class G Common Stock Warrants are exercisable for a period of five years as of the date that Shareholder approval is obtained into an aggregate of up to 381,004 shares of common stock at an exercise price of $16.00 per share.

In connection with the Class E Warrant Inducement, the Company entered into a financial advisory services agreement, dated November 30, 2024, with Roth, pursuant to which the Company agreed to pay Roth a cash fee of $325,000 for its services, in addition to reimbursement for certain expenses.

The shares of common stock issued from the exercise of the Class E Common Stock Existing Warrants were registered pursuant to a registration statement on Form S-3, as amended (File No. 333-281909), which was declared effective by the SEC on September 12, 2024.

The Class F Common Stock Warrants and Class G Common Stock Warrants offered in the private placement were not registered under the Securities Act or applicable state securities laws as of the issuance date, however, as part of the transaction, the Company filed a resale registration statement on Form S-3, as amended (File No. 333-283764) with the SEC on December 19, 2024, which was declared effective on December 20, 2024.

The Class E Holders collectively exercised an aggregate of 4,064,040 Class E Common Stock Existing Warrants to for 254,002 shares of its common stock. The Class F Common Stock Warrants and the Class G Common Stock Warrants closed on December 3, 2024 with the Company receiving net cash proceeds of approximately $3.7 million consisting of gross cash proceeds of $4.1 million, less cash equity issuance costs of approximately $0.4 million.

Using the closing price of our shares of common stock as reported on the date of issuance of the Class F Common Stock Warrants based on the alternative cashless exercise provision issued in connection with the Class E Warrant Inducement are treated as equity and the Company recognized approximately $4.1 million as a non-cash equity issuance cost netted against the additional paid-in capital.

Additionally, using the Black-Scholes option pricing model, the Class G Common Stock Warrants issued in connection with the Class E Warrant Inducement are treated as equity and the Company recognized approximately $2.1 million as a non-cash equity issuance cost netted against the additional paid-in capital (see Note 10).

Total cash and non-cash equity issuance costs recognized in the Class F Common Stock Warrants and the Class G Common Stock Warrants of $6.5 million include cash equity issuance costs of $0.4 million and non-cash equity issuance costs of approximately $6.2 million.

As of December 31, 2024, there are 1,032,080 Class E Common Stock Warrants outstanding to purchase 64,506 shares of common stock that were not included in the Class E Warrant Inducement.

As part of the 2025 Reverse Stock Split on January 28, 2025, the number of shares of common stock the Class G Common Stock Warrants are exercisable into was reset from 381,004 to 1,621,463 and the exercise price of the Class G Common Stock Warrants was reset from $16.00 to $3.7596.